Derivative Financial Instruments and Off-balance-sheet Financial Instruments (Details 6) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Derivative Financial Instruments and Off-balance-sheet Financial Instruments
Commitments to invest in limited partnership interests	$ 2,015	$ 1,471
Commitments to extend mortgage loans	84
Private placement commitments	83	159
Other loan commitments	26	38
Fair value of commitments to extend mortgage loans	$ 1